Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS APPRECIATION FUND, INC.
Central Index Key	0000318478
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
DREYFUS APPRECIATION FUND INC | Investor Shares
Prospectus:
Trading Symbol	DGAGX
DREYFUS APPRECIATION FUND INC | Class Y
Prospectus:
Trading Symbol	DGYGX
DREYFUS APPRECIATION FUND INC | Class I
Prospectus:
Trading Symbol	DGIGX